Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net earnings (loss) attributable to common shareholders	$ 52	$ (248)	$ (190)
Basic and diluted weighted average number of common shares outstanding (millions)	283	287	288
Net earnings (loss) per share attributable to common shareholders, basic and diluted (in CAD per share)	$ 0.18	$ (0.86)	$ (0.66)